                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10071

                        Oppenheimer Emerging Growth Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

                      Date of reporting period: 07/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

                                                        Shares        Value
                                                      ---------   ------------
COMMON STOCKS--98.8%
CONSUMER DISCRETIONARY--16.6%
DIVERSIFIED CONSUMER SERVICES--1.7%
American Public Education, Inc.(1)                       25,766   $    911,343
Strayer Education, Inc.                                   3,840        815,539
                                                                  ------------
                                                                     1,726,882
                                                                  ------------
HOTELS, RESTAURANTS & LEISURE--6.1%
Cheesecake Factory, Inc. (The)(1)                        53,650      1,039,201
Chipotle Mexican Grill, Inc., Cl. A(1)                   11,540      1,082,798
Darden Restaurants, Inc.                                 34,800      1,127,172
Panera Bread Co., Cl. A(1)                               18,040        991,478
Penn National Gaming, Inc.(1)                            23,290        738,526
WMS Industries, Inc.(1)                                  35,540      1,285,126
                                                                  ------------
                                                                     6,264,301
                                                                  ------------
MEDIA--0.5%
Marvel Entertainment, Inc.(1)                            14,020        554,631
MULTILINE RETAIL--1.3%
Dollar Tree, Inc.(1)                                     28,700      1,323,644
SPECIALTY RETAIL--4.7%
Aaron's, Inc.                                            18,070        496,383
Aeropostale, Inc.(1)                                     28,320      1,030,848
J. Crew Group, Inc.(1)                                   35,500        999,680
O'Reilly Automotive, Inc.(1)                             30,700      1,248,262
Urban Outfitters, Inc.(1)                                43,610      1,048,384
                                                                  ------------
                                                                     4,823,557
                                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS--2.3%
Polo Ralph Lauren Corp., Cl. A                           22,500      1,418,625
Warnaco Group, Inc. (The)(1)                             27,730      1,007,431
                                                                  ------------
                                                                     2,426,056
                                                                  ------------
CONSUMER STAPLES--2.5%
FOOD PRODUCTS--1.7%
J.M. Smucker Co. (The)                                   19,500        975,585
TreeHouse Foods, Inc.(1)                                 25,150        816,118
                                                                  ------------
                                                                     1,791,703
                                                                  ------------
HOUSEHOLD PRODUCTS--0.8%
Church & Dwight Co., Inc.                                13,000        766,740
ENERGY--5.4%
ENERGY EQUIPMENT & SERVICES--0.7%
Core Laboratories NV                                      7,850        674,786
OIL, GAS & CONSUMABLE FUELS--4.1%
Arena Resources, Inc.(1)                                 14,850        484,556
Concho Resources, Inc.(1)                                37,250      1,143,575
Petrohawk Energy Corp.(1)                                63,600      1,544,208
Range Resources Corp.                                    23,180      1,075,784
                                                                  ------------
                                                                     4,248,123
                                                                  ------------


                      1 | Oppenheimer Emerging Growth Fund

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

                                                        Shares        Value
                                                      ---------   ------------
PROFESSIONAL SERVICES--0.6%
IHS, Inc., Cl. A(1)                                      12,560   $    627,246
FINANCIALS--9.2%
CAPITAL MARKETS--4.5%
Greenhill & Co., Inc.                                     9,520        717,046
Jefferies Group, Inc.(1)                                 55,100      1,259,586
Stifel Financial Corp.(1)                                25,545      1,275,462
Waddell & Reed Financial, Inc., Cl. A                    50,220      1,424,741
                                                                  ------------
                                                                     4,676,835
                                                                  ------------
COMMERCIAL BANKS--1.1%
Signature Bank(1)                                        37,370      1,101,668
DIVERSIFIED FINANCIAL SERVICES--1.1%
MSCI, Inc., Cl. A(1)                                     38,700      1,081,665
INSURANCE--0.8%
RenaissanceRe Holdings Ltd.                              16,280        818,070
REAL ESTATE INVESTMENT TRUSTS--0.9%
Digital Realty Trust, Inc.                               23,230        941,977
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
Jones Lang LaSalle, Inc.                                 22,100        838,916
HEALTH CARE--18.9%
BIOTECHNOLOGY--2.6%
Alexion Pharmaceuticals, Inc.(1)                         40,130      1,767,727
Human Genome Sciences, Inc.(1)                           28,800        411,840
Myriad Genetics, Inc.(1)                                 18,500        507,270
                                                                  ------------
                                                                     2,686,837
                                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.9%
Edwards Lifesciences Corp.(1)                            20,650      1,350,717
Haemonetics Corp.(1)                                     20,730      1,223,277
IDEXX Laboratories, Inc.(1)                              10,500        523,110
NuVasive, Inc.(1)                                        28,750      1,189,963
Thoratec Corp.(1)                                        29,840        750,178
                                                                  ------------
                                                                     5,037,245
                                                                  ------------
HEALTH CARE PROVIDERS & SERVICES--6.4%
Genoptix, Inc.(1)                                        39,260      1,229,231
Hanger Orthopedic Group, Inc.(1)                         81,690      1,120,787
HMS Holdings Corp.(1)                                    40,700      1,562,880
MEDNAX, Inc.(1)                                          23,490      1,088,762
Schein (Henry), Inc.(1)                                  31,100      1,597,918
                                                                  ------------
                                                                     6,599,578
                                                                  ------------
HEALTH CARE TECHNOLOGY--1.4%
athenahealth, Inc.(1)                                    30,890      1,141,077
Phase Forward, Inc.(1)                                   23,900        339,380
                                                                  ------------
                                                                     1,480,457
                                                                  ------------
LIFE SCIENCES TOOLS & SERVICES--3.6%
AMAG Pharmaceuticals, Inc.(1)                            15,300        694,773
ICON plc, Sponsored ADR(1)                               35,340        830,490


                      2 | Oppenheimer Emerging Growth Fund

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

                                                        Shares        Value
                                                      ---------   ------------
LIFE SCIENCES TOOLS & SERVICES CONTINUED
Illumina, Inc.(1)                                        43,332   $  1,566,018
Luminex Corp.(1)                                         37,800        667,926
                                                                  ------------
                                                                     3,759,207
                                                                  ------------
INDUSTRIALS--16.7%
AIR FREIGHT & LOGISTICS--1.2%
C.H. Robinson Worldwide, Inc.                            22,200      1,210,566
COMMERCIAL SERVICES & SUPPLIES--4.5%
Clean Harbors, Inc.(1)                                    9,270        483,616
Copart, Inc.(1)                                          27,290        963,610
Stericycle, Inc.(1)                                      27,900      1,428,480
Tetra Tech, Inc.(1)                                      33,000        993,960
Waste Connections, Inc.(1)                               26,920        759,413
                                                                  ------------
                                                                     4,629,079
                                                                  ------------
CONSTRUCTION & ENGINEERING--2.7%
Aecom Technology Corp.(1)                                26,590        861,516
Quanta Services, Inc.(1)                                 30,200        703,962
URS Corp.(1)                                             23,500      1,189,100
                                                                  ------------
                                                                     2,754,578
                                                                  ------------
ELECTRICAL EQUIPMENT--1.1%
Regal-Beloit Corp.                                       24,840      1,151,582
MACHINERY--5.1%
Bucyrus International, Inc.                              25,560        753,509
Flowserve Corp.                                          16,100      1,300,397
Gardner Denver, Inc.(1)                                  19,920        581,465
Kaydon Corp.                                             13,820        451,499
Middleby Corp. (The)(1)                                  16,190        791,691
Nordson Corp.                                            18,500        830,650
Wabtec Corp.                                             17,730        596,615
                                                                  ------------
                                                                     5,305,826
                                                                  ------------
PROFESSIONAL SERVICES--0.8%
FTI Consulting, Inc.(1)                                  15,980        869,791
ROAD & RAIL--1.3%
Con-way, Inc.                                            13,630        620,847
Old Dominion Freight Line, Inc.(1)                       19,580        697,635
                                                                  ------------
                                                                     1,318,482
                                                                  ------------
INFORMATION TECHNOLOGY--23.2%
COMMUNICATIONS EQUIPMENT--3.3%
Aruba Networks, Inc.(1)                                  67,860        602,597
Brocade Communications Systems, Inc.(1)                  48,090        377,987
F5 Networks, Inc.(1)                                     25,810        958,067
Palm, Inc.(1)                                            33,000        519,090
Riverbed Technology, Inc.(1)                             46,070        921,861
                                                                  ------------
                                                                     3,379,602
                                                                  ------------
COMPUTERS & PERIPHERALS--0.8%
3PAR, Inc.(1)                                            90,570        868,566


                      3 | Oppenheimer Emerging Growth Fund

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

                                                        Shares        Value
                                                      ---------   ------------
INTERNET SOFTWARE & SERVICES--3.0%
Equinix, Inc.(1)                                         15,380   $  1,257,007
Mercadolibre, Inc.(1)                                    31,030        894,285
VistaPrint Ltd.(1)                                       22,170        914,513
                                                                  ------------
                                                                     3,065,805
                                                                  ------------
IT SERVICES--1.3%
Cognizant Technology Solutions Corp.(1)                  44,700      1,322,673
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--8.5%
Broadcom Corp., Cl. A(1)                                 46,700      1,318,341
Cavium Networks, Inc.(1)                                 40,560        765,363
Cymer, Inc.(1)                                           31,130      1,064,957
Diodes, Inc.(1)                                          49,730        918,016
Monolithic Power Systems, Inc.(1)                        37,375        829,351
Netlogic Microsystems, Inc.(1)                           19,240        764,598
Silicon Laboratories, Inc.(1)                            30,640      1,312,311
Teradyne, Inc.(1)                                        65,160        513,461
Varian Semiconductor Equipment Associates, Inc.(1)       40,798      1,307,168
                                                                  ------------
                                                                     8,793,566
                                                                  ------------
SOFTWARE--6.3%
ArcSight, Inc.(1)                                        40,540        769,044
AsiaInfo Holdings, Inc.(1)                               49,070        945,579
Concur Technologies, Inc.(1)                             30,220      1,042,288
Longtop Financial Technologies Ltd., ADR(1)              35,570        993,470
Nuance Communications, Inc.(1)                           53,570        707,124
Salesforce.com, Inc.(1)                                  29,400      1,274,196
Solera Holdings, Inc.(1)                                 30,830        830,252
                                                                  ------------
                                                                     6,561,953
                                                                  ------------
MATERIALS--4.1%
CHEMICALS--2.1%
Airgas, Inc.                                             18,210        811,802
Intrepid Potash, Inc.(1)                                 20,530        518,588
Lubrizol Corp. (The)                                     14,000        811,020
                                                                  ------------
                                                                     2,141,410
                                                                  ------------
CONTAINERS & PACKAGING--0.7%
Rock-Tenn Co., Cl. A                                     16,630        747,685
METALS & MINING--1.3%
Steel Dynamics, Inc.                                     43,600        713,296
Thompson Creek Metals Co., Inc.(1)                       41,090        597,860
                                                                  ------------
                                                                     1,311,156
                                                                  ------------
TELECOMMUNICATION SERVICES--2.2%
WIRELESS TELECOMMUNICATION SERVICES--2.2%
American Tower Corp.(1)                                  36,500      1,244,285
SBA Communications Corp.(1)                              38,220        997,160
                                                                  ------------
                                                                    2,241,445


                      4 | Oppenheimer Emerging Growth Fund

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

                                                        Shares        Value
                                                      ---------   ------------
Total Common Stocks (Cost $83,946,190)                             101,923,889
INVESTMENT COMPANY--1.8%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.42%(2, 3) (Cost $1,857,903)                         1,857,903   $  1,857,903
TOTAL INVESTMENTS, AT VALUE (COST $85,804,093)            100.6%   103,781,792
Liabilities in Excess of Other Assets                      (0.6)      (665,933)
                                                      ---------   ------------
Net Assets                                                100.0%  $103,115,859
                                                      ---------   ------------

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                       SHARES                                SHARES
                                                       OCTOBER      GROSS         GROSS       JULY
                                                      31, 2008    ADDITIONS    REDUCTIONS   31, 2009
                                                      ---------   ----------   ----------   ---------
Oppenheimer Institutional Money Market Fund, Cl. E    6,694,335   43,899,080   48,735,512   1,857,903

                                                         VALUE      INCOME
                                                      ----------  ------------
Oppenheimer Institutional Money Market Fund, Cl. E    $1,857,903     $44,085

(3.) Rate shown is the 7-day yield as of July 31, 2009.


                      5 | Oppenheimer Emerging Growth Fund

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of July 31, 2009 based on valuation input level:

                                                LEVEL 2--
                                 LEVEL 1--        OTHER       LEVEL 3--
                                 UNADJUSTED    SIGNIFICANT   SIGNIFICANT
                                   QUOTED       OBSERVABLE   UNOBSERVABLE
                                   PRICES         INPUTS        INPUTS          VALUE
                                ------------   -----------   ------------   ------------
ASSETS TABLE
   INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary       $ 17,119,071       $--            $--       $ 17,119,071
   Consumer Staples                2,558,443        --             --          2,558,443
   Energy                          5,550,155        --             --          5,550,155
   Financials                      9,459,131        --             --          9,459,131
   Health Care                    19,563,324        --             --         19,563,324
   Industrials                    17,239,904        --             --         17,239,904
   Information Technology         23,992,165        --             --         23,992,165
   Materials                       4,200,251        --             --          4,200,251
   Telecommunication Services      2,241,445        --             --          2,241,445
Investment Company                 1,857,903        --             --          1,857,903
                                ------------       ---            ---       ------------
Total Assets                    $103,781,792       $--            $--       $103,781,792
                                ------------       ---            ---       ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                      6 | Oppenheimer Emerging Growth Fund

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.


                      7 | Oppenheimer Emerging Growth Fund

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity.


                      8 | Oppenheimer Emerging Growth Fund

Oppenheimer Emerging Growth Fund

STATEMENT OF INVESTMENTS July 31, 2009 / Unaudited

IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $91,734,638
                                 ===========
Gross unrealized appreciation    $12,716,185
Gross unrealized depreciation       (669,031)
                                 -----------
Net unrealized appreciation      $12,047,154
                                 ===========


                      9 | Oppenheimer Emerging Growth Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Growth Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 09/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 09/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 09/11/2009